Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.60375%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,417,327.65

Principal:
Principal Collections	$29,667,657.57
Prepayments in Full	$14,018,488.83
Liquidation Proceeds	$570,436.19
Recoveries	$121,912.78
Sub Total	$44,378,495.37
Collections	$46,795,823.02

Purchase Amounts:
Purchase Amounts Related to Principal	$367,249.12
Purchase Amounts Related to Interest	$1,545.33
Sub Total	$368,794.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,164,617.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,164,617.47
Servicing Fee	$919,884.63	$919,884.63	$0.00	$0.00	$46,244,732.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,244,732.84
Interest - Class A-2a Notes	$161,843.99	$161,843.99	$0.00	$0.00	$46,082,888.85
Interest - Class A-2b Notes	$99,051.31	$99,051.31	$0.00	$0.00	$45,983,837.54
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$45,050,360.04
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$44,731,076.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,731,076.04
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$44,622,643.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,622,643.12
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$44,545,747.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,545,747.29
Regular Principal Payment	$40,976,209.78	$40,976,209.78	$0.00	$0.00	$3,569,537.51
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,569,537.51
Residual Released to Depositor	$0.00	$3,569,537.51	$0.00	$0.00	$0.00
Total		$47,164,617.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,976,209.78
Total					$40,976,209.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,072,568.24	$55.37	$161,843.99	$0.31	$29,234,412.23	$55.68
Class A-2b Notes	$11,903,641.54	$55.37	$99,051.31	$0.46	$12,002,692.85	$55.83
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$40,976,209.78	$22.20	$1,698,985.55	$0.92	$42,675,195.33	$23.12

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$107,895,992.16	0.2054770	$78,823,423.92	0.1501113
Class A-2b Notes	$44,177,562.96	0.2054770	$32,273,921.42	0.1501113
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$979,033,555.12	0.5304517	$938,057,345.34	0.5082504

Pool Information
Weighted Average APR	2.796%	2.784%
Weighted Average Remaining Term	42.76	41.93
Number of Receivables Outstanding	55,619	54,465
Pool Balance	$1,103,861,556.27	$1,058,566,170.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,022,518,047.27	$980,862,406.70
Pool Factor	0.5526649	0.5299871

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$77,703,763.37
Targeted Overcollateralization Amount	$120,508,824.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$120,508,824.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		127	$671,554.49
(Recoveries)		90	$121,912.78
Net Loss for Current Collection Period			$549,641.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5975%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6126%
Second Prior Collection Period			0.5273%
Prior Collection Period			0.5267%
Current Collection Period			0.6100%
Four Month Average (Current and Prior Three Collection Periods)			0.5692%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2345	$8,217,961.56
(Cumulative Recoveries)			$701,535.94
Cumulative Net Loss for All Collection Periods			$7,516,425.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3763%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,504.46
Average Net Loss for Receivables that have experienced a Realized Loss			$3,205.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	382	$8,730,875.36
61-90 Days Delinquent	0.12%	50	$1,259,056.70
91-120 Days Delinquent	0.02%	9	$234,008.20
Over 120 Days Delinquent	0.04%	18	$413,631.02
Total Delinquent Receivables	1.00%	459	$10,637,571.28

Repossession Inventory:
Repossessed in the Current Collection Period		33	$958,749.50
Total Repossessed Inventory		51	$1,385,119.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1431%
Prior Collection Period			0.1420%
Current Collection Period			0.1414%
Three Month Average			0.1422%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1801%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer